Redeemable Convertible Preferred Stock (Details) - Schedule of redeemable convertible preferred stock - Jasper Therapeutics, Inc. [Member] - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion of Stock [Line Items]
Shares Authorized	69,136,757	69,136,757	69,136,757
Shares Issued and Outstanding	69,136,742	54,820,596	39,859,217
Aggregate Liquidation Preference	51,915	41,165	29,930
Net Carrying Value	66,249	43,840	25,836
Series A-1 redeemable convertible preferred stock [Member]
Conversion of Stock [Line Items]
Shares Authorized	69,136,657	69,136,657	69,136,657
Shares Issued and Outstanding	69,136,642	54,820,496	39,859,117
Aggregate Liquidation Preference	51,915	41,165	29,930
Net Carrying Value	65,387	42,978	24,974
Series A-2 redeemable convertible preferred stock [Member]
Conversion of Stock [Line Items]
Shares Authorized	100	100	100
Shares Issued and Outstanding	100	100	100
Aggregate Liquidation Preference
Net Carrying Value	862	862	862